Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
3. Variable Interest Entities
The Company provides services pursuant to contracts with PCs which in turn contracts with physicians to provide telehealth medical services. The PC’s collectively represent the Company’s affiliated medical group. The PCs were designed and structured to comply with the relevant laws and regulations governing professional medical practice, which generally prohibits the practice of medicine by lay persons or entities. To satisfy these regulatory requirements, all of the issued and outstanding equity interests of the PCs are owned by a licensed medical professional nominated by the Company (the “Nominee Shareholder”). Upon formation of the PCs, and initial issuance of equity interests, the Nominee Shareholder contributes a nominal amount of capital in exchange for their interest in the PC. The Company then executes with each PC a Business Support Agreement (“BSA”), which provide for various administrative and management services to be provided by the Company to the PC, and a Stock Transfer Agreement (“STA”), which provide for transition of ownership of the PCs.
The Company provides all of the necessary capital for the operations of the PCs through loans to the PCs. The Company also has exclusive responsibility for the provision of all nonmedical services including contracting with customers who access the PCs for a medical visit, handling all financial transactions and day-to-day
operations of each PC, overseeing the establishment of telehealth policies and protocol, and making recommendations to the PC in establishing the guidelines for the employment and compensation of the physicians and other employees of the PCs. In addition, the STA provides that the Company’s Board of Directors has the power and authority to change the Nominee Shareholder at any time for any reason, and designate a new Nominee Shareholder who will purchase the equity interests from the predecessor Nominee Shareholder for the same nominal amount, effectively limiting the Nominee Shareholder’s rights to returns of the PC. The Nominee Shareholders, notwithstanding their legal form of ownership of equity interests in the PC, have no substantive profit-sharing rights in the PCs.
Based upon the provisions of these agreements, the Company determined that the PCs are variable interest entities due to its equity holder having insufficient capital at risk, and the Company has a variable interest in the PCs. The Company consolidated the PCs under the VIE model since the Company has the power to direct activities that most significantly impact the PCs economic performance and the right to receive benefits or the obligation to absorb losses that could potentially be significant to the PCs.
Furthermore, as a direct result of nominal initial equity contributions by the Nominee Shareholder, the financial support the Company provides to the PCs (e.g. loans) and the provisions of the STA, the interests held by noncontrolling interest holders lack economic substance and do not provide them with the ability to participate in the residual profits or losses generated by the PCs. Therefore, all income and expenses recognized by the PCs are allocated to the Company’s stockholders.
The aggregate carrying value of total assets and total liabilities included on the consolidated balance sheets for the PCs after elimination of intercompany transactions were $13,276 and $12,613, respectively, as of December 31, 2018 and $35,714 and $5,777, respectively as of December 31, 2019.
Total revenue included on the consolidated statements of operations and comprehensive loss for the PCs after elimination of intercompany transactions was $14,334 and $23,450 for the years ended December 31, 2018 and 2019, respectively. Net loss included on the consolidated statements of operations and comprehensive loss for the PCs after elimination of intercompany transactions was not material for the years ended December 31, 2018 and 2019.